Acquisition of Delaware Bancshares, Inc. (Tables) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 12,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		111,079	$ 100,998	$ 99,041	$ 91,864
Goodwill resulting from Delaware Bancshares, Inc. Merger		11,331	$ 9,715
Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Acquiree shares settled for stock	694,114
Business Acquisition, shares exchanged	0.6221
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	431,605
Value assigned to acquirer common share, per share	$ 28.15
Stock Issued During Period, Value, Acquisitions	$ 12,150
Acquiree shares settled for cash	231,385
Business Acquisition, Share Price	$ 16.68
Purchase price assigned to acquiree shares	$ 3,860
Cash in lieu of fractional shares	6
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	19,357
Goodwill and intangible assets	(7,640)
Tangible equity	11,717
Adjustments to investments acquired to fair value	219
Adjustments to interest rates on loans acquired to fair value	1,486
Adjustments to general credit on loans acquired to fair value	(1,614)
Adjustments to specific credit - non-amortizing on loans acquired to fair value	(260)
Adjustments to specific credit - amortizing on loans acquired to fair value	(239)
Adjustments to core deposit intangibles acquired to fair value	449
Adjustments to deferred loan fees acquired to fair value	(296)
Adjustments to premises and equipment acquired to fair value	3,053
Adjustments to allowance for loan and lease losses acquired to fair value	1,651
Adjustments to deferred tax assets acquired to fair value	(1,417)
Adjustments to other assets acquired to fair value	(97)
Adjustments to time deposits acquired to fair value	(252)
Total purchase price	16,016
Net Assets Acquired: Cash	14,977
Net Assets Acquired: Securities available for sale	208,488
Net Assets Acquired: Loans	116,674
Net Assets Acquired: Premises & equipment, net	7,292
Net assets acquired: Regulatory stock	279
Net Assets Acquired: Accrued interest receivable	1,626
Net assets acquired: Bank-owned life insurance	14,762
Net Assets Acquired: Core deposit intangible	449
Net Assets Acquired: Deferred tax assets	3,034
Net Assets Acquired: Other assets	3,282
Net Assets Acquired: Time deposits	(71,342)
Net Assets Acquired: Deposits other than time deposits	(255,921)
Net Assets Acquired: Borrowings	(21,232)
Net Assets Acquired: Accrued interest payable	(95)
Net Assets Acquired: Other liabilities	(7,873)
Net Assets Acquired	14,400
Goodwill resulting from Delaware Bancshares, Inc. Merger	$ 1,616	$ 1,616